Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Service revenue	$ 332,893	$ 216,829	$ 478,046	$ 359,681
Operating Expenses [Abstract]
Cost of services	191,828	125,918	270,510	194,786
Selling, general, and administrative expense	209,308	51,440	113,519	90,630
Depreciation	12,932	10,529	20,155	16,329
Amortization of intangible assets	9,424	9,424	18,847	18,847
Loss (gain) on disposal of assets	28	(5)	1,116	2,227
Contingent consideration		3,570	3,570
Total operating expenses	423,520	200,876	427,717	322,819
Operating (loss) income	(90,627)	15,953	50,329	36,862
Other (income) expense	(905)	260	(1,572)	(2,013)
Financing expenses	3,175	4,202	7,482	9,346
(Loss) income before taxes	(92,897)	11,491	44,419	29,529
(Benefit from) provision for income taxes	(3,461)	1,968	9,886	(4,411)
Net (loss) income	$ (89,436)	$ 9,523	$ 34,533	$ 33,940
Net (loss) income per common share, basic and diluted	$ (0.97)	$ 0.10	$ 0.38	$ 0.37
Weighted-average number of common shares outstanding, basic and diluted	92,347,257	91,737,020	91,737,020	91,737,020